JHB
Nuveen High Income November 2021 Target Term Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 130.8% (100.0% of Total Investments)
	CORPORATE BONDS – 121.9% (93.2% of Total Investments)
	Aerospace & Defense – 2.5%
$3,000	Bombardier Inc, 144A	8.750%	12/01/21	B	$3,315,000
5,750	Bombardier Inc, 144A	5.750%	3/15/22	B	5,886,562
4,843	Triumph Group Inc	4.875%	4/01/21	CCC+	4,721,925
13,593	Total Aerospace & Defense				13,923,487
	Airlines – 2.9%
5,675	Air Canada, 144A	7.750%	4/15/21	BB+	6,079,344
909	American Airlines 2013-2 Class B Pass Through Trust, 144A	5.600%	7/15/20	BBB-	922,357
1,675	American Airlines Group Inc, 144A	4.625%	3/01/20	BB-	1,684,464
39	Continental Airlines 2007-1 Class B Pass Through Trust	6.903%	4/19/22	BBB-	40,218
176	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	A	180,308
500	United Continental Holdings Inc	6.000%	12/01/20	BB	516,875
6,700	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	B	6,834,000
15,674	Total Airlines				16,257,566
	Auto Components – 2.4%
7,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.875%	2/01/22	BB+	7,086,660
2,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.250%	2/01/22	BB+	2,051,700
4,441	IHO Verwaltungs GmbH, 144A, (cash 4.125%, PIK 4.875%)	4.125%	9/15/21	BB+	4,446,551
13,441	Total Auto Components				13,584,911
	Automobiles – 1.1%
6,006	Aston Martin Capital Holdings Ltd, 144A	6.500%	4/15/22	B	5,930,925
	Banks – 0.8%
2,410	CIT Group Inc	4.125%	3/09/21	BB+	2,440,125
1,844	UniCredit SpA, 144A	3.750%	4/12/22	Baa1	1,836,306
4,254	Total Banks				4,276,431
	Building Products – 0.5%
2,750	Omnimax International Inc, 144A	12.000%	8/15/20	B-	2,791,250
	Chemicals – 1.6%
2,705	CF Industries Inc, 144A	3.400%	12/01/21	BBB-	2,705,286
2,475	Methanex Corp	5.250%	3/01/22	Baa3	2,551,649
3,545	WR Grace & Co-Conn, 144A	5.125%	10/01/21	BB-	3,660,922
8,725	Total Chemicals				8,917,857

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Services & Supplies – 4.7%
$7,025	ADT Security Corp/The	6.250%	10/15/21	BB-	$7,369,576
4,267	APX Group Inc	8.750%	12/01/20	CCC	4,181,660
810	Clean Harbors Inc	5.125%	6/01/21	BB+	811,013
6,250	GFL Environmental Inc, 144A	5.625%	5/01/22	CCC+	6,046,875
1,500	Pitney Bowes Inc	3.875%	9/15/20	BBB-	1,498,125
5,450	RR Donnelley & Sons Co	7.875%	3/15/21	B-	5,593,062
500	RR Donnelley & Sons Co	7.000%	2/15/22	B-	508,750
25,802	Total Commercial Services & Supplies				26,009,061
	Construction & Engineering – 0.4%
2,100	AECOM Global II LLC / URS Fox US LP	5.000%	4/01/22	B+	2,131,500
	Consumer Finance – 4.6%
4,585	Ally Financial Inc	4.125%	2/13/22	BB+	4,625,119
7,752	Credit Acceptance Corp	6.125%	2/15/21	BB	7,761,690
2,100	Navient Corp	6.625%	7/26/21	BB	2,194,500
6,225	Navient Corp	7.250%	1/25/22	BB	6,598,500
995	SLM Corp	5.125%	4/05/22	BB+	977,587
3,000	Springleaf Finance Corp	7.750%	10/01/21	BB-	3,232,500
24,657	Total Consumer Finance				25,389,896
	Containers & Packaging – 1.5%
120	Graphic Packaging International LLC	4.750%	4/15/21	BB+	121,500
6,995	Owens-Brockway Glass Container Inc, 144A	5.000%	1/15/22	BB-	7,169,875
920	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A	6.097%	7/15/21	B+	923,450
8,035	Total Containers & Packaging				8,214,825
	Diversified Financial Services – 3.0%
6,000	Avation Capital SA, 144A	6.500%	5/15/21	BB-	5,992,500
4,500	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	6.875%	4/15/22	BB-	4,522,500
2,798	Park Aerospace Holdings Ltd, 144A	3.625%	3/15/21	BB+	2,777,015
4,280	PHH Corp	6.375%	8/15/21	N/R	3,445,400
17,578	Total Diversified Financial Services				16,737,415
	Diversified Telecommunication Services – 3.0%
9,195	CenturyLink Inc	5.800%	3/15/22	BB	9,390,394
4,250	Cogent Communications Group Inc, 144A	5.375%	3/01/22	Ba3	4,345,625
3,000	CommScope Inc, 144A	5.000%	6/15/21	BB-	2,997,750
175	Level 3 Financing Inc	6.125%	1/15/21	BB	176,347
16,620	Total Diversified Telecommunication Services				16,910,116
	Electric Utilities – 1.3%
1,000	1011778 BC ULC / New Red Finance Inc, 144A	4.625%	1/15/22	BB-	1,004,710
4,098	Calpine Corp, 144A	6.000%	1/15/22	BB+	4,144,103

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities (continued)
$2,000	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	$1,982,500
7,098	Total Electric Utilities				7,131,313
	Electronic Equipment, Instruments & Components – 1.2%
6,647	Anixter Inc	5.125%	10/01/21	BBB-	6,846,410
	Energy Equipment & Services – 2.4%
2,559	FTS International Inc	6.250%	5/01/22	B	2,475,832
4,200	Nabors Industries Inc	4.625%	9/15/21	BB	4,147,500
4,116	SESI LLC	7.125%	12/15/21	B+	3,688,965
2,874	Unit Corp	6.625%	5/15/21	BB-	2,759,040
13,749	Total Energy Equipment & Services				13,071,337
	Equity Real Estate Investment Trust – 1.3%
3,706	Equinix Inc	5.375%	1/01/22	BBB-	3,801,244
3,275	Iron Mountain Inc, 144A	4.375%	6/01/21	BB-	3,291,375
6,981	Total Equity Real Estate Investment Trust				7,092,619
	Food & Staples Retailing – 0.9%
3,700	JBS USA LUX SA / JBS USA Finance Inc, 144A	7.250%	6/01/21	BB-	3,725,900
85	Smithfield Foods Inc, 144A	2.650%	10/03/21	BBB	81,738
1,010	Smithfield Foods Inc, 144A	3.350%	2/01/22	BBB	988,323
4,795	Total Food & Staples Retailing				4,795,961
	Food Products – 0.4%
2,150	B&G Foods Inc	4.625%	6/01/21	BB-	2,144,625
	Health Care Providers & Services – 5.9%
1,900	Acadia Healthcare Co Inc	6.125%	3/15/21	B-	1,900,000
2,114	Centene Corp	5.625%	2/15/21	BB+	2,145,710
7,000	CHS/Community Health Systems Inc	5.125%	8/01/21	BB	6,881,700
310	Fresenius Medical Care US Finance II Inc, 144A	5.875%	1/31/22	BBB-	327,983
8,000	HCA Inc	7.500%	2/15/22	Ba2	8,822,400
4,325	Owens & Minor Inc	3.875%	9/15/21	B	3,438,375
4,395	Select Medical Corp	6.375%	6/01/21	B-	4,405,988
5,030	Tenet Healthcare Corp	4.375%	10/01/21	BB	5,117,522
33,074	Total Health Care Providers & Services				33,039,678
	Hotels, Restaurants & Leisure – 5.2%
7,375	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	7,660,781
6,825	MGM Resorts International	6.625%	12/15/21	BB	7,294,219
5,922	NCL Corp Ltd, 144A	4.750%	12/15/21	BB+	5,988,622
2,830	Scientific Games International Inc	6.625%	5/15/21	CCC+	2,858,300
4,750	Studio City Co Ltd, 144A	7.250%	11/30/21	BB-	4,913,827

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$150	Yum! Brands Inc	3.750%	11/01/21	B+	$150,188
27,852	Total Hotels, Restaurants & Leisure				28,865,937
	Household Durables – 8.4%
7,725	Beazer Homes USA Inc	8.750%	3/15/22	B3	8,080,350
1,510	Brookfield Residential Properties Inc, 144A	6.500%	12/15/20	B+	1,510,000
5,460	KB Home	7.000%	12/15/21	BB-	5,842,200
2,500	Lennar Corp	4.750%	4/01/21	BBB-	2,546,875
1,250	Lennar Corp	6.250%	12/15/21	BBB-	1,315,625
450	Lennar Corp	4.125%	1/15/22	BBB-	453,375
4,000	M/I Homes Inc	6.750%	1/15/21	BB-	4,055,000
5,205	Meritage Homes Corp	7.000%	4/01/22	BB	5,569,350
4,375	New Home Co Inc/The	7.250%	4/01/22	B-	3,937,500
4,525	PulteGroup Inc	4.250%	3/01/21	BB+	4,575,906
5,825	Taylor Morrison Communities Inc / Taylor Morrison Holdings II Inc, 144A	5.250%	4/15/21	BB	5,819,466
500	Toll Brothers Finance Corp	5.875%	2/15/22	BBB-	526,000
2,250	TRI Pointe Group Inc	4.875%	7/01/21	BB-	2,252,813
45,575	Total Household Durables				46,484,460
	Independent Power & Renewable Electricity Producers – 2.3%
1,000	AES Corp/VA	4.000%	3/15/21	BB+	1,013,410
3,550	Atlantica Yield plc, 144A	7.000%	11/15/19	BB+	3,567,750
7,397	DPL Inc	7.250%	10/15/21	BBB-	7,950,296
11,947	Total Independent Power & Renewable Electricity Producers				12,531,456
	Insurance – 0.7%
78	CNO Financial Group Inc	4.500%	5/30/20	Baa3	78,390
3,897	Genworth Holdings Inc	7.625%	9/24/21	B	3,760,605
3,975	Total Insurance				3,838,995
	Internet & Direct Marketing Retail – 1.3%
6,655	Netflix Inc	5.500%	2/15/22	BB-	6,979,431
	IT Services – 0.8%
4,500	Alliance Data Systems Corp, 144A	5.875%	11/01/21	N/R	4,601,250
	Leisure Products – 0.6%
3,570	Mattel Inc	2.350%	8/15/21	B+	3,364,725
	Machinery – 0.3%
1,850	CNH Industrial Capital LLC	3.875%	10/15/21	BBB	1,869,610
	Media – 10.1%
2,500	Cablevision Systems Corp	8.000%	4/15/20	B	2,612,500
5,770	CSC Holdings LLC	6.750%	11/15/21	B+	6,166,687

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)
$8,900	CSC Holdings LLC, 144A	5.125%	12/15/21	B	$8,911,125
6,985	DISH DBS Corp	6.750%	6/01/21	BB-	7,201,535
4,250	Lee Enterprises Inc/IA, 144A	9.500%	3/15/22	B2	4,340,313
4,280	National CineMedia LLC	6.000%	4/15/22	Ba3	4,322,800
5,121	Nexstar Broadcasting Inc, 144A	6.125%	2/15/22	B+	5,197,815
7,000	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	6,930,000
3,534	Sinclair Television Group Inc	5.375%	4/01/21	B+	3,534,000
6,425	Urban One Inc, 144A	7.375%	4/15/22	B2	6,200,125
514	WMG Acquisition Corp, 144A	5.625%	4/15/22	BB-	519,140
55,279	Total Media				55,936,040
	Metals & Mining – 9.5%
6,500	AK Steel Corp	7.625%	10/01/21	B-	6,516,250
8,040	Allegheny Technologies Inc	5.950%	1/15/21	B	8,241,000
2,000	Anglo American Capital PLC, 144A	4.125%	4/15/21	BBB	2,019,200
676	Arconic Inc	5.400%	4/15/21	BBB-	697,159
3,825	Arconic Inc	5.870%	2/23/22	BBB-	4,016,250
2,000	Century Aluminum Co, 144A	7.500%	6/01/21	B+	2,010,000
5,705	Eldorado Gold Corp, 144A	6.125%	12/15/20	B	5,583,483
6,094	First Quantum Minerals Ltd, 144A	7.000%	2/15/21	B	6,196,836
5,534	Freeport-McMoRan Inc	3.550%	3/01/22	Ba1	5,471,742
1,500	Glencore Finance Canada Ltd, 144A	4.950%	11/15/21	BBB+	1,559,295
3,200	Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	3,236,000
1,500	Steel Dynamics Inc	5.125%	10/01/21	BB+	1,513,125
5,324	Teck Resources Ltd	4.750%	1/15/22	BBB-	5,457,811
413	Vale Overseas Ltd	4.375%	1/11/22	BBB-	421,054
52,311	Total Metals & Mining				52,939,205
	Mortgage Real Estate Investment Trust – 2.7%
8,290	iStar Inc	6.500%	7/01/21	BB	8,455,800
6,500	Starwood Property Trust Inc	5.000%	12/15/21	BB-	6,678,750
14,790	Total Mortgage Real Estate Investment Trust				15,134,550
	Multiline Retail – 0.0%
37	JC Penney Corp Inc	5.650%	6/01/20	B+	33,300
	Oil, Gas & Consumable Fuels – 14.1%
500	Antero Resources Corp	5.375%	11/01/21	BBB-	501,875
2,737	Ascent Resources Utica Holdings LLC / ARU Finance Corp, 144A	10.000%	4/01/22	BB-	2,997,836
3,655	Calumet Specialty Products Partners LP / Calumet Finance Corp	6.500%	4/15/21	B-	3,581,900
3,000	Chesapeake Energy Corp	4.875%	4/15/22	B+	2,955,000
7,100	CNX Resources Corp	5.875%	4/15/22	BB-	7,082,250
1,020	DCP Midstream Operating LP, 144A	4.750%	9/30/21	BB+	1,037,850

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$480	DCP Midstream Operating LP	4.950%	4/01/22	BB+	$491,400
4,500	Denbury Resources Inc, 144A	9.000%	5/15/21	B	4,376,250
3,000	Enviva Partners LP / Enviva Partners Finance Corp	8.500%	11/01/21	BB-	3,127,500
2,910	Martin Midstream Partners LP / Martin Midstream Finance Corp	7.250%	2/15/21	B-	2,822,700
3,000	Navigator Holdings Ltd, 144A, Reg S	7.750%	2/10/21	N/R	2,910,273
2,172	Newfield Exploration Co	5.750%	1/30/22	BBB	2,317,698
5,000	NuStar Logistics LP	4.750%	2/01/22	BB	5,025,000
4,475	Peabody Energy Corp, 144A	6.000%	3/31/22	BB	4,508,563
2,000	Petrobras Global Finance BV	5.375%	1/27/21	Ba2	2,057,500
2,000	Petrobras Global Finance BV	8.375%	5/23/21	Ba2	2,195,500
750	Petrobras Global Finance BV	6.125%	1/17/22	Ba2	791,625
4,000	Petroleos Mexicanos	5.375%	3/13/22	BBB+	4,076,000
3,483	Range Resources Corp	5.750%	6/01/21	BB+	3,535,245
2,059	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB-	2,223,718
4,000	Southwestern Energy Co	4.100%	3/15/22	BB	3,880,800
3,070	Teekay Corp	8.500%	1/15/20	B+	3,085,350
4,500	Whiting Petroleum Corp	5.750%	3/15/21	BB	4,551,750
5,000	WPX Energy Inc	6.000%	1/15/22	BB-	5,187,500
3,000	YPF SA, 144A	8.500%	3/23/21	B2	3,022,500
77,411	Total Oil, Gas & Consumable Fuels				78,343,583
	Personal Products – 0.4%
2,000	First Quality Finance Co Inc, 144A	4.625%	5/15/21	BB-	1,995,000
	Pharmaceuticals – 1.6%
2,500	Bausch Health Cos Inc, 144A	6.500%	3/15/22	Ba2	2,587,500
6,199	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	BBB	6,076,268
8,699	Total Pharmaceuticals				8,663,768
	Real Estate Management & Development – 1.6%
5,930	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	12/01/21	B	5,974,475
3,250	Yuzhou Properties Co Ltd, Reg S	6.000%	1/25/22	BB-	3,184,434
9,180	Total Real Estate Management & Development				9,158,909
	Road & Rail – 1.2%
6,750	Hertz Corp/The	7.375%	1/15/21	B-	6,741,563
	Semiconductors & Semiconductor Equipment – 0.6%
850	Microchip Technology Inc, 144A	3.922%	6/01/21	Baa3	857,607
2,535	NXP BV / NXP Funding LLC, 144A	4.125%	6/01/21	BBB-	2,582,557
3,385	Total Semiconductors & Semiconductor Equipment				3,440,164
	Specialty Retail – 4.2%
7,000	Foot Locker Inc	8.500%	1/15/22	BB+	7,700,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Specialty Retail (continued)
$7,115	GameStop Corp, 144A	6.750%	3/15/21	Ba1	$7,168,363
2,000	Gap Inc/The	5.950%	4/12/21	Baa2	2,080,962
3,755	L Brands Inc	6.625%	4/01/21	Ba1	3,942,750
448	L Brands Inc	5.625%	2/15/22	Ba1	465,360
2,000	Rent-A-Center Inc/TX	4.750%	5/01/21	B-	1,955,000
22,318	Total Specialty Retail				23,312,435
	Technology Hardware, Storage & Peripherals – 3.4%
7,000	Dell International LLC / EMC Corp, 144A	5.875%	6/15/21	BB+	7,131,342
2,750	NCR Corp	4.625%	2/15/21	BB	2,745,187
2,875	NCR Corp	5.875%	12/15/21	BB	2,923,300
6,085	Seagate HDD Cayman	4.250%	3/01/22	Baa3	6,103,363
18,710	Total Technology Hardware, Storage & Peripherals				18,903,192
	Thrifts & Mortgage Finance – 2.5%
3,280	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	BB	3,329,200
8,027	Nationstar Mortgage LLC / Nationstar Capital Corp	6.500%	7/01/21	B	8,027,000
2,553	Radian Group Inc	7.000%	3/15/21	BB+	2,702,989
13,860	Total Thrifts & Mortgage Finance				14,059,189
	Tobacco – 1.0%
5,320	Pyxus International Inc, 144A	8.500%	4/15/21	B2	5,426,400
	Trading Companies & Distributors – 2.6%
5,000	Aircastle Ltd	5.500%	2/15/22	BBB-	5,246,701
6,475	Fly Leasing Ltd	6.375%	10/15/21	BB-	6,555,938
2,750	Fortress Transportation & Infrastructure Investors LLC, 144A	6.750%	3/15/22	B+	2,798,125
14,225	Total Trading Companies & Distributors				14,600,764
	Wireless Telecommunication Services – 4.4%
2,100	CenturyLink Inc	5.625%	4/01/20	BB	2,140,299
3,200	Digicel Ltd, 144A	6.000%	4/15/21	B3	2,664,672
6,675	Hughes Satellite Systems Corp	7.625%	6/15/21	BB-	7,175,692
1,475	Sprint Communications Inc	9.250%	4/15/22	Ba2	1,722,063
6,375	Sprint Corp	7.250%	9/15/21	B+	6,693,750
1,429	T-Mobile USA Inc	4.000%	4/15/22	BB+	1,445,076
529	T-Mobile USA Inc, (3)	4.000%	4/15/22	N/R	—
2,500	Virgin Media Secured Finance PLC	5.250%	1/15/21	BB+	2,568,750
24,283	Total Wireless Telecommunication Services				24,410,302
$668,211	Total Corporate Bonds (cost $675,922,428)				676,831,411

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 6.2% (4.7% of Total Investments)
	Commercial Services & Supplies – 1.8%
$5,000	Granite Acquisition Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	$4,997,650
5,000	KAR Auction Services Inc., Term Loan B4, (DD1)	4.875%	3-Month LIBOR	2.250%	3/11/21	Ba2	5,006,250
10,000	Total Commercial Services & Supplies						10,003,900
	Containers & Packaging – 0.8%
4,488	Pregis Holding I Corporation, 2014 Term Loan	6.101%	3-Month LIBOR	3.500%	5/20/21	B	4,431,727
	Health Care Providers & Services – 0.6%
3,000	DaVita Inc, (WI/DD)	5.249%	1-Month LIBOR	2.750%	6/24/21	BBB-	3,002,355
	IT Services – 0.9%
4,930	ProQuest LLC, New Term Loan B	5.851%	3-Month LIBOR	3.250%	10/24/21	B	4,920,069
	Software – 2.1%
3,000	Infor (US), Inc., Term Loan B6	5.249%	1-Month LIBOR	2.750%	2/01/22	B1	2,991,330
5,000	MA FinanceCo LLC	4.749%	1-Month LIBOR	2.250%	11/30/21	BB-	4,895,325
3,990	Tibco Software Inc., Repriced Term Loan B	6.000%	1-Month LIBOR	3.500%	12/04/20	B1	3,979,821
11,990	Total Software						11,866,476
$34,408	Total Variable Rate Senior Loan Interests (cost $34,239,679)						34,224,527

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 2.0% (1.6% of Total Investments)
	Argentina – 0.3%
$2,000	Argentine Republic Government International Bond	6.875%	4/22/21	B	$1,825,000
	Egypt – 0.5%
3,000	Egypt Government International Bond, 144A	6.125%	1/31/22	B+	3,034,812
	Honduras – 0.3%
1,500	Honduras Government International Bond, 144A	8.750%	12/16/20	BB-	1,610,625
	Sri Lanka – 0.3%
1,500	Sri Lanka Government International Bond, 144A	5.750%	1/18/22	B	1,496,208
	Turkey – 0.6%
3,625	Turkey Government International Bond	5.125%	3/25/22	BB	3,492,013
$11,625	Total Sovereign Debt (cost $11,962,598)				11,458,658

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.7% (0.5% of Total Investments)
	Independent Power & Renewable Electricity Producers – 0.7%
$4,000	Clearway Energy Inc, 144A	3.250%	6/01/20	N/R	$3,852,155
$4,000	Total Convertible Bonds (cost $3,962,618)				3,852,155
	Total Long-Term Investments (cost $726,087,323)				726,366,751

Borrowings – (37.3)% (6), (7)	(207,000,000)
Other Assets Less Liabilities – 6.5%	35,791,819
Net Assets – 100%	$555,158,570
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$676,831,411	$ —*	$676,831,411
Variable Rate Senior Loan Interests	—	34,224,527	—	34,224,527
Sovereign Debt	—	11,458,658	—	11,458,658
Convertible Bonds	—	3,852,155	—	3,852,155
Total	$ —	$726,366,751	$ —	$726,366,751

*	Value equals zero as of the end of the reporting period.

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(6)	Borrowings as a percentage of Total Investments is 28.5%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.